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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      2 Liberty Square, 9 Floor
                 ----------------------------------------
                 Boston, MA 02109
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Woodward
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Laura Woodward               Boston, MA           5/8/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        73
                                        --------------------

Form 13F Information Table Value Total:      569,471
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                            FORM 13F
Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC


        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
Accuray, Inc.            Common         004397105         2,578    365,113  SH            Sole     NA       Sole
Acorda Therapeutics,
 Inc.                    Common         00484M106         1,680     63,281  SH            Sole     NA       Sole
Addus HomeCare
 Corporation             Common         006739106         1,593    321,791  SH            Sole     NA       Sole
Aegerion
 Pharmaceuticals, Inc.   Common         00767E102         1,122     81,100  SH            Sole     NA       Sole
Aetna, Inc.              Common         00817Y108        12,848    256,141  SH            Sole     NA       Sole
Akorn, Inc.              Common         009728106        17,142  1,465,158  SH            Sole     NA       Sole
Alere, Inc.              Common         01449J105        10,979    422,100  SH            Sole     NA       Sole
Alexion
 Pharmaceuticals, Inc.   Common         015351109        27,239    293,329  SH            Sole     NA       Sole
Alkermes plc             Shares         G01767105         6,415    345,847  SH            Sole     NA       Sole
Allergan, Inc.           Common         018490102        11,764    123,278  SH            Sole     NA       Sole
Amarin Corporation
 plc                     Sponsored ADR  023111206        11,329  1,000,798  SH            Sole     NA       Sole
Amgen, Inc.              Common         031162100         6,249     91,909  SH            Sole     NA       Sole
ARIAD
 Pharmaceuticals, Inc.   Common         04033A100         5,135    321,920  SH            Sole     NA       Sole
Baxter International,
 Inc.                    Common         071813109         6,292    105,260  SH            Sole     NA       Sole
Biogen Idec, Inc.        Common         09062X103        12,580     99,866  SH            Sole     NA       Sole
Bruker Corporation       Common         116794108         4,849    316,710  SH            Sole     NA       Sole
Celgene Corporation      Common         151020104        23,098    297,965  SH            Sole     NA       Sole
Ceres, Inc.              Common         156773103         6,152    427,481  SH            Sole     NA       Sole
Community Health
 Systems, Inc.           Common         203668108         1,242     55,850  SH            Sole     NA       Sole
Cornerstone
 Therapeutics, Inc.      Common         21924P103         1,038    174,224  SH            Sole     NA       Sole
Covance, Inc.            Common         222816100         6,668    140,000  SH            Sole     NA       Sole
Cubist
 Pharmaceuticals, Inc.   Common         229678107         8,586    198,524  SH            Sole     NA       Sole
Curis, Inc.              Common         231269101           450     93,420  SH            Sole     NA       Sole
CVS Caremark
 Corporation             Common         126650100         4,749    106,006  SH            Sole     NA       Sole
Dendreon Corporation     Common         24823Q107         5,392    506,073  SH            Sole     NA       Sole
Elan Corporation plc     ADR            284131208         5,354    356,666  SH            Sole     NA       Sole
Endo Pharmaceutical
 Holdings, Inc.          Common         29264F205         3,447     89,000  SH            Sole     NA       Sole
Express Scripts, Inc.    Common         302182100        10,803    199,388  SH            Sole     NA       Sole
Gen-Probe, Inc.          Common         36866T103         9,003    135,572  SH            Sole     NA       Sole
Gilead Sciences, Inc.    Common         375558103        28,721    587,951  SH            Sole     NA       Sole
HCA Holdings, Inc.       Common         40412C101         1,471     59,450  SH            Sole     NA       Sole
Health Management
 Associates, Inc.        Class A        421933102           925    137,675  SH            Sole     NA       Sole
Human Genome
 Sciences, Inc.          Common         444903108         5,923    718,848  SH            Sole     NA       Sole
iCAD, Inc.               Common         44934S107            43     86,734  SH            Sole     NA       Sole
IDEXX Laboratories,
 Inc.                    Common         45168D104         4,920     56,265  SH            Sole     NA       Sole
Illumina, Inc.           Common         452327109         5,298    100,700  SH            Sole     NA       Sole
Impax Laboratories,
 Inc.                    Common         45256B101        12,884    524,153  SH            Sole     NA       Sole
IntelliPharmaCeutics
 International, Inc.     Common         458173101         4,893  1,735,000  SH            Sole     NA       Sole
iShares Nasdaq
 Biotechnology Index
 Fund                    Common         464287556         7,965     64,601  SH            Sole     NA       Sole
Jazz Pharmaceuticals,
 Inc.                    Common         G50871105         1,907     39,350  SH            Sole     NA       Sole
Keryx Pharmaceuticals
 Inc.                    Common         492515101         1,355    272,079  SH            Sole     NA       Sole
Life Technologies
 Corp.                   Common         53217V109         6,737    138,000  SH            Sole     NA       Sole
LifePoint Hospitals,
 Inc.                    Common         53219L109         1,215     30,812  SH            Sole     NA       Sole
McKesson Corporation     Common         58155Q103         4,991     56,862  SH            Sole     NA       Sole
Medivation, Inc.         Common         58501N101        12,384    165,735  SH            Sole     NA       Sole
Merck & Co. Inc.         Common         58933Y105         9,908    258,030  SH            Sole     NA       Sole
Momenta
 Pharmaceuticals, Inc.   Common         60877T100         1,368     89,300  SH            Sole     NA       Sole
Mylan, Inc.              Common         628530107        18,311    780,834  SH            Sole     NA       Sole
Nektar Therapeutics      Common         640268108         8,049  1,016,305  SH            Sole     NA       Sole
Neurocrine
 Biosciences, Inc.       Common         64125C109         6,477    812,649  SH            Sole     NA       Sole
NPS Pharmaceutical,
 Inc.                    Common         62936P103         2,136    312,230  SH            Sole     NA       Sole
OncoGenex
 Pharmaceuticals, Inc.   Common         68230A106         1,503    113,100  SH            Sole     NA       Sole
Onyx Pharmaceuticals,
 Inc.                    Common         683399109         6,177    163,932  SH            Sole     NA       Sole
Palomar Medical
 Technologies, Inc.      Common         697529303         1,051    112,550  SH            Sole     NA       Sole
PAREXEL International
 Corporation             Common         699462107         8,176    303,165  SH            Sole     NA       Sole
PerkinElmer, Inc.        Common         714046109         9,557    345,532  SH            Sole     NA       Sole
Perrigo Company          Common         714290103        18,748    181,469  SH            Sole     NA       Sole
Quest Diagnostics,
 Inc.                    Common         74834L100         9,045    147,917  SH            Sole     NA       Sole
Regeneron
 Pharmaceuticals, Inc.   Common         75886F107        16,096    138,020  SH            Sole     NA       Sole
Sanofi                   Right
                          12/31/2020    80105N113           140    103,665  SH            Sole     NA       Sole
Santarus, Inc.           Common         802817304         2,621    447,983  SH            Sole     NA       Sole
Shire plc                Sponsored ADR  82481R106        11,446    120,804  SH            Sole     NA       Sole
Targacept, Inc.          Common         87611R306           998    195,000  SH            Sole     NA       Sole
Teva Pharmaceutical
 Industries, Ltd.        ADR            881624209        27,555    611,518  SH            Sole     NA       Sole
Thermo Fisher
 Scientific, Inc.        Common         883556102         8,830    156,621  SH            Sole     NA       Sole
United Therapeutics
 Corporation             Common         91307C102        10,297    218,475  SH            Sole     NA       Sole
UnitedHealth Group,
 Inc.                    Common         91324P102         5,553     94,213  SH            Sole     NA       Sole
Verastem, Inc.           Common         92337C104         8,705    884,920  SH            Sole     NA       Sole
Vertex
 Pharmaceuticals, Inc.   Common         92532F100        20,454    498,753  SH            Sole     NA       Sole
VIVUS, Inc.              Common         928551100         8,074    361,100  SH            Sole     NA       Sole
Warner Chilcott plc      Shares A       G94368100        11,357    675,621  SH            Sole     NA       Sole
Watson
 Pharmaceuticals, Inc.   Common         942683103         8,181    122,000  SH            Sole     NA       Sole
Zogenix, Inc.            Common         98978L105         1,250    625,000  SH            Sole     NA       Sole
COLUMN TOTALS                                          $569,471